MANAGEMENT SERVICES AGREEMENT (Details Narrative) - Visiox Pharmaceuticals, Inc. [Member] - USD ($)	Aug. 10, 2023	Jan. 01, 2022
Management Services Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Quarterly fees payable		$ 300,000
Rent And Administrative Services Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Quarterly fees payable	$ 100,000